Schedule of loss per share (Details) - GBP (£) £ / shares in Units, £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loss used in basic EPS and diluted EPS:
Continuing operations	£ (5,460)	£ (22,189)	£ (9,138)
Discontinued operations			£ (947)
Denominator
Weighted average number of ordinary shares used in basic EPS:	80,546,881	42,839,961	18,330,588
Basic and diluted loss per share:
Continuing operations – pence	£ (7)	£ (52)	£ (50)
Discontinued operations – pence			£ (5)